Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C9

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	19		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center 8th Floor, | San Francisco, CA 94111
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	23		PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 2	24-25	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90291JAS6	2.930000%	17,267,000.00	5,680,114.40	404,811.34	13,868.95	0.00	0.00	418,680.29	5,275,303.06	30.43%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	37,271,000.00	0.00	119,111.90	0.00	0.00	119,111.90	37,271,000.00	30.43%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	37,671,000.00	0.00	128,395.33	0.00	0.00	128,395.33	37,671,000.00	30.43%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	175,000,000.00	0.00	562,041.67	0.00	0.00	562,041.67	175,000,000.00	30.43%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	30.43%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	23.59%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	18.51%	18.25%
C	90291JBB2	4.881137%	39,896,000.00	39,896,000.00	0.00	162,281.53	0.00	0.00	162,281.53	39,896,000.00	13.70%	13.50%
D	90291JAC1	4.881137%	26,951,000.00	26,951,000.00	0.00	109,626.27	0.00	0.00	109,626.27	26,951,000.00	10.44%	10.29%
D-RR	90291JAF4	4.881137%	18,194,000.00	18,194,000.00	0.00	74,006.17	0.00	0.00	74,006.17	18,194,000.00	8.24%	8.13%
E-RR	90291JAH0	4.881137%	20,997,000.00	20,997,000.00	0.00	85,407.69	0.00	0.00	85,407.69	20,997,000.00	5.71%	5.63%
F-RR	90291JAK3	4.881137%	10,499,000.00	10,499,000.00	0.00	42,705.88	0.00	0.00	42,705.88	10,499,000.00	4.44%	4.38%
NR-RR* 90291JAM9		4.881137%	36,746,550.00	36,746,550.00	0.00	78,929.28	0.00	0.00	78,929.28	36,746,550.00	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	828,317,664.40	404,811.34	2,840,656.53	0.00	0.00	3,245,467.87	827,912,853.06

Notional Certificates
X-A	90291JAX5	0.875693%	587,933,000.00	576,346,114.40	0.00	420,585.15	0.00	0.00	420,585.15	575,941,303.06
X-B	90291JAY3	0.324656%	138,584,000.00	138,584,000.00	0.00	37,493.43	0.00	0.00	37,493.43	138,584,000.00
Notional SubTotal			726,517,000.00	714,930,114.40	0.00	458,078.58	0.00	0.00	458,078.58	714,525,303.06

Deal Distribution Total					404,811.34	3,298,735.11	0.00	0.00	3,703,546.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	328.95780390	23.44421961	0.80320554	0.00000000	0.00000000	0.00000000	0.00000000	24.24742515	305.51358429
A-2	90291JAT4	1,000.00000000	0.00000000	3.19583322	0.00000000	0.00000000	0.00000000	0.00000000	3.19583322	1,000.00000000
A-SB	90291JAU1	1,000.00000000	0.00000000	3.40833347	0.00000000	0.00000000	0.00000000	0.00000000	3.40833347	1,000.00000000
A-3	90291JAV9	1,000.00000000	0.00000000	3.21166669	0.00000000	0.00000000	0.00000000	0.00000000	3.21166669	1,000.00000000
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	4.06761405	0.00000000	0.00000000	0.00000000	0.00000000	4.06761405	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	4.06761419	0.00000000	0.00000000	0.00000000	0.00000000	4.06761419	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	4.06761405	0.00000000	0.00000000	0.00000000	0.00000000	4.06761405	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	4.06761394	0.00000000	0.00000000	0.00000000	0.00000000	4.06761394	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	4.06761406	0.00000000	0.00000000	0.00000000	0.00000000	4.06761406	1,000.00000000
NR-RR	90291JAM9	1,000.00000000	0.00000000	2.14793715	1.91967709	33.24726376	0.00000000	0.00000000	2.14793715	1,000.00000000
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	980.29216662	0.00000000	0.71536238	0.00000000	0.00000000	0.00000000	0.00000000	0.71536238	979.60363351
X-B	90291JAY3	1,000.00000000	0.00000000	0.27054660	0.00000000	0.00000000	0.00000000	0.00000000	0.27054660	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	13,868.95	0.00	13,868.95	0.00	0.00	0.00	13,868.95	0.00
A-2	09/01/21 - 09/30/21	30	0.00	119,111.90	0.00	119,111.90	0.00	0.00	0.00	119,111.90	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	128,395.33	0.00	128,395.33	0.00	0.00	0.00	128,395.33	0.00
A-3	09/01/21 - 09/30/21	30	0.00	562,041.67	0.00	562,041.67	0.00	0.00	0.00	562,041.67	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	09/01/21 - 09/30/21	30	0.00	420,585.15	0.00	420,585.15	0.00	0.00	0.00	420,585.15	0.00
X-B	09/01/21 - 09/30/21	30	0.00	37,493.43	0.00	37,493.43	0.00	0.00	0.00	37,493.43	0.00
A-S	09/01/21 - 09/30/21	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	09/01/21 - 09/30/21	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	09/01/21 - 09/30/21	30	0.00	162,281.53	0.00	162,281.53	0.00	0.00	0.00	162,281.53	0.00
D	09/01/21 - 09/30/21	30	0.00	109,626.27	0.00	109,626.27	0.00	0.00	0.00	109,626.27	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	74,006.17	0.00	74,006.17	0.00	0.00	0.00	74,006.17	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	85,407.69	0.00	85,407.69	0.00	0.00	0.00	85,407.69	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	42,705.88	0.00	42,705.88	0.00	0.00	0.00	42,705.88	0.00
NR-RR	09/01/21 - 09/30/21	30	1,146,517.14	149,470.79	0.00	149,470.79	70,541.51	0.00	0.00	78,929.28	1,221,722.24
Totals			1,146,517.14	3,369,276.62	0.00	3,369,276.62	70,541.51	0.00	0.00	3,298,735.11	1,221,722.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

Additional Information
Total Available Distribution Amount (1)	3,703,546.45
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,379,826.25	Master Servicing Fee	3,177.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,756.81
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.13
ARD Interest	0.00	Operating Advisor Fee	1,063.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,379,826.25	Total Fees	10,549.60

Principal		Expenses/Reimbursements
Scheduled Principal	404,811.34	Reimbursement for Interest on Advances	578.50
Unscheduled Principal Collections		ASER Amount	42,782.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,180.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	404,811.34	Total Expenses/Reimbursements	70,541.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,298,735.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	404,811.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,703,546.45
Total Funds Collected	3,784,637.59	Total Funds Distributed	3,784,637.56

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	828,317,665.38	828,317,665.38	Beginning Certificate Balance	828,317,664.40
(-) Scheduled Principal Collections	404,811.34	404,811.34	(-) Principal Distributions	404,811.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	827,912,854.04	827,912,854.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	829,236,967.54	829,236,967.54	Ending Certificate Balance	827,912,853.06
Ending Actual Collateral Balance	828,936,009.43	828,936,009.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.98)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.98)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP
6,000,000 or less	16	75,865,713.42	9.16%	77	5.4298	1.834805	1.35 or less	13	188,811,985.37	22.81%	77	5.1081	0.836468
6,000,001 to 11,000,000	12	110,529,259.46	13.35%	71	5.0899	1.677851	1.36 to 1.45	2	9,944,223.70	1.20%	77	5.4802	1.400644
11,000,001 to 16,000,000	8	110,356,445.81	13.33%	76	4.9118	1.785726	1.46 to 1.55	1	19,049,160.81	2.30%	75	4.7400	1.510000
16,000,001 to 21,000,000	10	186,632,550.50	22.54%	76	4.8956	1.321215	1.56 to 1.65	6	82,655,711.72	9.98%	77	4.8842	1.602285
21,000,001 to 26,000,000	2	50,000,000.00	6.04%	45	3.2444	4.425000	1.66 to 1.75	7	58,652,901.54	7.08%	66	5.6042	1.702498
26,000,001 to 31,000,000	3	88,741,884.85	10.72%	77	5.2382	2.074393	1.76 to 1.85	6	121,840,000.00	14.72%	77	5.1370	1.800990
31,000,001 to 36,000,000	3	99,750,000.00	12.05%	77	5.1574	1.615815	1.86 to 2.05	5	76,192,505.32	9.20%	77	4.6910	1.981926
36,000,001 to 41,000,000	2	76,037,000.00	9.18%	77	4.5420	2.163674	2.06 to 2.30	8	138,880,000.00	16.77%	76	4.5698	2.250262
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	8	101,886,365.58	12.31%	61	4.4902	3.763522
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP	Totals	112	827,912,854.04	100.00%	74	4.8962	1.890695
Alabama	2	5,920,000.00	0.72%	77	4.2020	2.050000
									Property Type³
Arizona	2	10,166,242.35	1.23%	77	5.6181	1.876456
Arkansas	1	3,580,529.74	0.43%	77	5.5545	1.900000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	36	213,945,229.88	25.84%	69	4.7405	2.246803		Properties	Balance	Agg. Bal.			DSCR¹
Florida	8	75,015,898.87	9.06%	76	4.8174	1.716768	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP
Georgia	1	861,000.00	0.10%	77	4.2020	2.050000	Industrial	14	87,657,902.45	10.59%	77	4.8941	1.221526
Illinois	5	18,714,069.30	2.26%	77	5.4543	1.760834	Lodging	13	110,707,694.32	13.37%	77	5.7222	2.054696
Indiana	3	30,899,516.77	3.73%	77	5.4328	1.413164	Mixed Use	6	69,987,948.32	8.45%	76	4.7429	1.507722
Kentucky	1	6,982,857.14	0.84%	75	4.1910	2.250000	Multi-Family	5	49,087,315.36	5.93%	62	4.9970	1.601906
Massachusetts	1	30,000,000.00	3.62%	76	4.7340	2.240000	Office	27	295,780,584.52	35.73%	71	4.7824	2.075669
Mississippi	1	4,093,724.72	0.49%	77	5.1100	1.900000	Retail	43	172,402,665.14	20.82%	76	4.6342	1.995976
Missouri	5	39,605,672.23	4.78%	76	5.2901	1.573873	Self Storage	3	12,288,744.48	1.48%	77	5.1984	1.836956
Montana	1	5,496,542.93	0.66%	76	5.7184	1.100000	Totals	112	827,912,854.04	100.00%	74	4.8962	1.890695
Nevada	4	37,937,142.86	4.58%	76	4.7317	2.104986
New Jersey	4	17,500,000.00	2.11%	76	5.0815	1.800000
New York	4	60,550,000.00	7.31%	66	4.9698	1.625458
North Carolina	5	39,415,914.56	4.76%	76	4.9229	1.868366
Ohio	7	28,091,222.07	3.39%	77	4.8785	0.653675
Oklahoma	2	8,943,928.85	1.08%	76	5.0904	2.307321
South Carolina	3	28,575,428.57	3.45%	76	4.3699	2.346279
Tennessee	1	6,089,000.00	0.74%	77	4.2020	2.050000
Texas	11	108,368,189.27	13.09%	76	5.1073	1.696541
Washington	2	9,688,744.48	1.17%	77	5.3302	1.369206
Wisconsin	1	7,472,000.00	0.90%	77	4.2020	2.050000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP
	4.0000% or less	2	33,000,000.00	3.99%	30	2.6996	5.741818	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	7	138,207,000.00	16.69%	76	4.2544	2.133190	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	12	221,740,041.09	26.78%	76	4.8056	1.526649	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	22	295,989,051.57	35.75%	75	5.2160	1.531083	37 months to 48 months	56	797,912,854.04	96.38%	74	4.9092	1.879066
	5.5001% to 6.0000%	11	74,568,634.53	9.01%	77	5.6670	1.624234	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.0001% or Greater	2	34,408,126.85	4.16%	77	6.0450	2.970491	Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
	Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP
	117 months or less	56	797,912,854.04	96.38%	74	4.9092	1.879066	Interest Only	21	375,347,000.00	45.34%	70	4.5633	2.189590
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	13,473,557.73	1.63%	77	5.8656	1.812992
	Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695	300 months to 350 months	32	409,092,296.31	49.41%	77	5.1951	1.596332
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	30,000,000.00	3.62%	77	4.5495	NAP				None
Underwriter's Information		12	157,452,901.54	19.02%	77	5.2542	1.737424
	12 months or less	43	623,442,319.22	75.30%	73	4.8226	1.995882
	13 months to 24 months	1	17,017,633.28	2.06%	77	4.8922	(1.090000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	827,912,854.04	100.00%	74	4.8962	1.890695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	141,234.17	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	10/06/21
1A2	30299655				Actual/360	5.215%	141,234.17	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	10/06/21
2A11	30314295	RT	Various	Various	Actual/360	4.191%	52,387.50	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	10/01/21
2A12	30314296				Actual/360	4.191%	52,387.50	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	10/01/21
2A2	30314293				Actual/360	4.191%	87,312.50	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	10/01/21
2A7	30314294				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	10/01/21
3A1	30299571	LO	Various	Various	Actual/360	5.674%	67,690.85	19,126.02	0.00	N/A	03/06/28	--	14,314,996.65	14,295,870.63	03/06/21
3A2	30313989				Actual/360	5.674%	67,690.85	19,126.02	0.00	N/A	03/06/28	--	14,314,996.65	14,295,870.63	03/06/21
3A3	30313990				Actual/360	5.674%	22,563.62	6,375.34	0.00	N/A	03/06/28	--	4,771,665.41	4,765,290.07	03/06/21
3A4	30313991				Actual/360	5.674%	22,563.62	6,375.34	0.00	N/A	03/06/28	--	4,771,665.41	4,765,290.07	03/06/21
3A5	30313992				Actual/360	5.674%	22,563.62	6,375.34	0.00	N/A	03/06/28	--	4,771,665.41	4,765,290.07	03/06/21
3A6	30313993				Actual/360	5.674%	22,563.62	6,375.34	0.00	N/A	03/06/28	--	4,771,665.41	4,765,290.07	03/06/21
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	118,200.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	10/06/21
4A3	30314015				Actual/360	4.728%	59,100.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	10/06/21
5	30314298	Various Various		Various	Actual/360	4.202%	134,663.60	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	10/01/21
6A14	30314135	Various Various		CA	Actual/360	4.890%	153,138.50	0.00	0.00	N/A	02/06/28	--	37,580,000.00	37,580,000.00	10/06/21
7	30314299	OF	New York	NY	Actual/360	5.050%	146,239.58	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	10/06/21
8	30314300	LO	Oakland	CA	Actual/360	6.018%	148,841.50	37,378.06	0.00	N/A	03/06/28	--	29,679,262.91	29,641,884.85	10/06/21
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	78,900.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	10/04/21
9A8	30314302				Actual/360	4.734%	39,450.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	10/04/21
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	113,737.50	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	10/06/21
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	85,344.21	22,698.13	0.00	N/A	04/06/28	--	19,396,410.77	19,373,712.64	10/06/21
11A2	30299727				Actual/360	5.280%	45,954.57	12,222.08	0.00	N/A	04/06/28	--	10,444,221.16	10,431,999.08	10/06/21
12	30314304	IN	Ocala	FL	Actual/360	4.970%	120,522.50	0.00	0.00	03/01/28	03/01/30	--	29,100,000.00	29,100,000.00	10/01/21
13A1	30299532	IN	Various	CA	Actual/360	4.725%	68,118.75	0.00	0.00	N/A	02/06/28	--	17,300,000.00	17,300,000.00	10/06/21
13A2	30299538				Actual/360	4.725%	39,375.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	10/06/21
14	30314306	OF	Glendale	CA	Actual/360	2.298%	47,871.38	0.00	0.00	12/06/22	12/06/24	--	25,000,000.00	25,000,000.00	10/06/21
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	77,575.75	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	88,190.99	28,422.99	0.00	N/A	03/01/28	--	19,967,772.28	19,939,349.29	10/01/21
17	30314312	OF	Various	TX	Actual/360	4.740%	75,363.27	30,148.29	0.00	N/A	01/06/28	--	19,079,309.10	19,049,160.81	10/06/21
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	68,203.12	0.00	0.00	N/A	01/06/28	--	18,750,000.00	18,750,000.00	10/06/21
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	78,312.56	24,371.17	0.00	N/A	03/06/28	--	18,072,129.29	18,047,758.12	10/06/21
20	30299658	IN	Dixon	CA	Actual/360	4.892%	69,483.90	25,961.59	0.00	N/A	03/06/28	--	17,043,594.87	17,017,633.28	10/06/21
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	42,345.83	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	10/06/21
21A4	30299471				Actual/360	5.082%	31,759.38	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	10/06/21
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	72,560.80	22,711.69	0.00	N/A	03/06/28	--	16,177,648.05	16,154,936.36	05/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	56,446.26	18,318.55	0.00	N/A	01/06/28	--	14,111,565.55	14,093,247.00	10/06/21
24	30314315	IN	Various	Various	Actual/360	5.110%	48,494.71	16,733.02	0.00	N/A	03/06/28	--	11,388,190.57	11,371,457.55	10/06/21
25	30314316	RT	Reno	NV	Actual/360	5.080%	47,836.67	0.00	0.00	N/A	04/01/28	--	11,300,000.00	11,300,000.00	10/01/21
26	30299521	MF	Brooklyn	NY	Actual/360	5.300%	48,583.33	0.00	0.00	N/A	02/06/23	--	11,000,000.00	11,000,000.00	10/06/21
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	46,381.40	11,920.46	0.00	N/A	03/01/28	--	10,335,689.13	10,323,768.67	10/01/21
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	44,484.27	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	10/01/21
29	30314319	MU	Pineville	NC	Actual/360	5.398%	39,696.45	10,830.09	0.00	N/A	03/06/28	--	8,824,700.82	8,813,870.73	10/06/21
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	26,366.67	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	10/01/21
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	35,043.19	10,030.52	0.00	N/A	02/06/28	--	7,429,651.50	7,419,620.98	08/06/21
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	29,580.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	10/06/21
33	30299552	RT	Missoula	MT	Actual/360	5.718%	26,227.69	7,357.62	0.00	N/A	02/06/28	--	5,503,900.92	5,496,543.30	09/06/21
34	30314322	LO	Duncan	OK	Actual/360	5.760%	24,656.47	9,977.63	0.00	N/A	03/01/28	--	5,136,763.62	5,126,785.99	10/01/21
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	22,918.50	0.00	0.00	N/A	03/06/28	--	5,400,000.00	5,400,000.00	10/06/21
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	24,475.41	5,933.37	0.00	N/A	03/06/28	--	5,298,186.35	5,292,252.98	10/06/21
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	24,749.06	13,875.92	0.00	N/A	02/06/28	--	4,780,117.92	4,766,242.00	10/06/21
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	23,075.59	6,322.71	0.00	N/A	02/06/28	--	5,124,017.45	5,117,694.74	10/06/21
39	30299657	SS	Milton	WA	Actual/360	5.258%	22,096.39	5,953.73	0.00	N/A	03/06/28	--	5,042,727.49	5,036,773.76	10/06/21
40	30314326	RT	Farmington	MO	Actual/360	5.063%	20,010.59	7,023.34	0.00	N/A	03/06/28	--	4,742,783.25	4,735,759.91	10/06/21
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	20,991.37	5,705.66	0.00	N/A	03/06/28	--	4,657,676.38	4,651,970.72	10/06/21
42	30299644	LO	Camden	AR	Actual/360	5.555%	16,606.52	7,161.32	0.00	N/A	03/06/28	--	3,587,691.06	3,580,529.74	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,198.50	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00 10/06/21
Totals							3,379,826.25	404,811.34	0.00				828,317,665.38	827,912,854.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	30,274,239.68	26,459,138.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	30,274,239.68	26,459,138.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A11	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	86,659.64	607,504.58	200,494.00	0.00
3A2	0.00	0.00	--	--	--	0.00	0.00	86,659.64	607,504.58	3,044.47	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	28,886.55	202,501.55	0.00	0.00
3A4	0.00	0.00	--	--	--	0.00	0.00	28,886.55	202,501.55	0.00	0.00
3A5	0.00	0.00	--	--	--	0.00	0.00	28,886.55	202,501.55	0.00	0.00
3A6	0.00	0.00	--	--	--	0.00	0.00	28,886.55	202,501.55	0.00	0.00
4A1	13,531,792.88	10,784,654.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	72,900.41	0.00
4A3	13,531,792.88	10,784,654.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,359,709.74	3,438,045.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	28,539,818.96	27,736,830.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,456,187.02	572,097.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,465,615.25	1,966,026.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	78,960.23	0.00
9A4	18,609,712.00	17,628,846.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	18,609,712.00	17,628,846.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	6,578,326.38	5,853,619.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,578,326.38	5,853,619.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,715,290.83	2,817,677.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	3,728,746.00	3,725,001.85	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	3,728,746.00	3,725,001.85	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	14,133,956.06	14,251,436.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,346,720.00	2,400,800.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	315,551.53	2,119,731.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,449,187.79	2,117,021.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,311,255.44	5,536,343.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,538,579.56	2,499,832.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(1,136,180.31)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	4,862,919.12	5,110,569.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	4,862,919.12	5,110,569.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(513,331.79)	0.00	--	--	10/12/21	9,542,910.10	654,873.68	52,312.35	2,107,017.70	238,629.65	0.00
23	1,154,576.93	281,171.01	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,479,099.45	1,670,606.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	5,136,791.72	5,321,847.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	994,986.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,865,386.32	1,225,159.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,221,408.61	1,063,755.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	719,703.42	816,391.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,186,386.90	1,120,282.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	646,085.54	545,864.83	04/01/20	03/31/21	--	0.00	0.00	44,992.11	90,115.93	0.00	0.00
32	1,145,819.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	527,968.15	482,295.28	01/01/21	06/30/21	--	0.00	0.00	33,573.84	33,573.84	0.00	0.00
34	448,705.47	1,069,863.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	698,359.71	754,198.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,147,217.60	2,032,081.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,637,141.16	2,497,688.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	750,225.36	860,170.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	386,089.57	413,873.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,262,857.10	1,411,224.38	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	374,987.74	452,446.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	535,638.06	601,956.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	380,641.27	452,493.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	346,096,635.81	317,860,501.92				9,542,910.10	654,873.68	419,743.79	4,255,722.83	594,028.76	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	7,419,620.98	0	0.00	7	63,807,837.90	1	16,154,936.36	0	0.00	0	0.00	0	0.00	0	0.00	4.896177%	4.880893%	74
09/17/21	0	0.00	0	0.00	7	63,894,302.99	1	16,177,648.05	0	0.00	0	0.00	0	0.00	0	0.00	4.896420%	4.881137%	75
08/17/21	0	0.00	0	0.00	7	63,970,461.15	1	16,197,847.43	0	0.00	0	0.00	0	0.00	0	0.00	4.896635%	4.881352%	76
07/16/21	1	5,053,091.42	0	0.00	7	64,046,254.02	1	16,217,953.62	0	0.00	0	0.00	0	0.00	0	0.00	4.896849%	4.881565%	77
06/17/21	0	0.00	0	0.00	7	64,131,612.23	1	16,240,383.93	0	0.00	0	0.00	0	0.00	0	0.00	4.897095%	4.881812%	78
05/17/21	1	17,139,495.47	0	0.00	7	64,206,632.09	1	16,260,293.89	0	0.00	0	0.00	0	0.00	0	0.00	4.897304%	4.882020%	79
04/16/21	2	45,139,923.81	0	0.00	7	64,291,245.72	1	16,282,535.14	0	0.00	0	0.00	0	0.00	0	0.00	4.897539%	4.882255%	80
03/17/21	1	10,400,000.00	0	0.00	7	64,365,499.88	1	16,302,250.64	0	0.00	0	0.00	0	0.00	0	0.00	4.897731%	4.882447%	81
02/18/21	1	10,400,000.00	0	0.00	7	64,469,341.33	1	16,329,165.43	0	0.00	0	0.00	0	0.00	0	0.00	4.897984%	4.882700%	82
01/15/21	1	10,400,000.00	1	4,886,176.89	7	64,542,741.10	1	16,348,665.80	0	0.00	0	0.00	0	0.00	0	0.00	4.898164%	4.882880%	83
12/17/20	3	32,562,058.03	1	14,474,313.92	6	50,141,474.89	1	16,368,076.21	0	0.00	0	0.00	0	0.00	0	0.00	4.898345%	4.883061%	84
11/18/20	1	10,400,000.00	2	19,404,388.29	6	50,205,902.66	1	16,389,836.19	0	0.00	0	0.00	0	0.00	0	0.00	4.898549%	4.883266%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1	30299571	03/06/21	6	6	86,659.64	607,504.58	206,249.60	14,418,974.92	03/19/20	98
3A2	30313989	03/06/21	6	6	86,659.64	607,504.58	3,044.47	14,418,974.92	04/28/20	98
3A3	30313990	03/06/21	6	6	28,886.55	202,501.55	0.00	4,806,324.85	04/28/20	98
3A4	30313991	03/06/21	6	6	28,886.55	202,501.55	0.00	4,806,324.85	04/28/20	98
3A5	30313992	03/06/21	6	6	28,886.55	202,501.55	0.00	4,806,324.85	04/29/20	98
3A6	30313993	03/06/21	6	6	28,886.55	202,501.55	0.00	4,806,324.85	04/29/20	98
22	30299629	05/06/19	28	6	52,312.35	2,107,017.70	350,696.27	16,741,536.48	03/05/19	2		10/30/19
31	30299738	08/06/21	1	1	44,992.11	90,115.93	0.00	7,438,470.93	09/01/21	98
33	30299552	09/06/21	0	B	33,573.84	33,573.84	0.00	5,503,900.92
Totals					419,743.79	4,255,722.83	559,990.34	77,747,157.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		11,000,000	11,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		25,000,000	25,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		791,912,854	720,685,395	55,072,523		16,154,936

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	827,912,854	756,685,395	7,419,621	0	47,652,902	16,154,936
Sep-21	828,317,665	764,423,362	0	0	47,716,655	16,177,648
Aug-21	828,676,854	764,706,393	0	0	47,772,614	16,197,847
Jul-21	829,034,383	759,935,038	5,053,091	0	47,828,300	16,217,954
Jun-21	829,450,203	765,318,591	0	0	47,891,228	16,240,384
May-21	829,799,111	748,452,984	17,139,495	0	47,946,338	16,260,294
Apr-21	830,189,698	720,758,529	45,139,924	0	48,008,711	16,282,535
Mar-21	830,505,503	755,740,003	10,400,000	0	48,063,249	16,302,251
Feb-21	830,914,837	756,045,496	10,400,000	0	48,140,176	16,329,165
Jan-21	831,212,309	751,383,391	10,400,000	4,886,177	48,194,075	16,348,666
Dec-20	831,492,605	734,314,758	32,562,058	14,474,314	33,773,399	16,368,076
Nov-20	831,806,491	751,796,200	10,400,000	19,404,388	33,816,066	16,389,836
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A1	30299571	14,295,870.63	14,418,974.92		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
3A2	30313989	14,295,870.63	14,418,974.92		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
3A3	30313990	4,765,290.07	4,806,324.85		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
3A4	30313991	4,765,290.07	4,806,324.85		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
3A5	30313992	4,765,290.07	4,806,324.85		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
3A6	30313993	4,765,290.07	4,806,324.85		12/01/20	6,663,015.82	1.71000	--	03/06/28	316
7	30314299	34,750,000.00	34,750,000.00	42,200,000.00	06/18/21	572,097.61	1.29000	03/31/21	03/06/28	I/O
20	30299658	17,017,633.28	17,017,633.28	30,900,000.00	01/10/18	(1,250,299.31)	(1.09000)	06/30/20	03/06/28	316
22	30299629	16,154,936.36	16,741,536.48	10,650,000.00	07/06/21	(513,331.79)	(0.45000)	12/31/20	03/06/28	316
31	30299738	7,419,620.98	7,438,470.93	11,000,000.00	11/15/17	530,528.83	0.98000	03/31/21	02/06/28	315
Totals		122,995,092.16	124,010,889.93	94,750,000.00		39,317,090.26

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A1	30299571	LO	Various	03/19/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

3A2	30313989	Various	Various	04/28/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

3A3	30313990	Various	Various	04/28/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

3A4	30313991	Various	Various	04/28/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

3A5	30313992	Various	Various	04/29/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

3A6	30313993	Various	Various	04/29/20	98

10/12/2021 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. The DSCR (NCF) for year end 2020 was still .33x. The Borrower is complying fir financial reporting and other due diligence requested on this

	matter. The special	servicer is dual tracking settlement discussions and enforcement of Lender''s rights.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	30314299	OF	NY	05/18/20	1

10/12/2021 - The Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer is currently monitoring leasing activity at the Property. Discussions with Borrower are ongoing and

Special Servi cer is evaluating the appropriate next steps.

20	30299658	IN	CA	03/18/19	11

9/13/2021 - The sole tenant, Gymboree, filed for BK and vacated the space. Borrower has continued to maintain the loan current while the property was vacant. Borrower has since obtain a (Lender approved) replacement tenant on a short-term basis and a lo ng-term basis. Borrower has transferred LOC proceeds to Lender per the terms of a Letter Agreement. SS to review loan for return to MS.

22	30299629	OF	OH	03/05/19	2

10/12/2021 - Loan is delinquent. Lender is dual tracking negotiations with the foreclosure process. Receiver is in control of the property. Lender filed for summary judgement of foreclosure. Borrower is contesting and depositions are pending.

31	30299738	MF	TX	09/01/21	98
Loan is transferring to the Special Servicer due to Non-Monetary Default. (Cash Management related)

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
34	30314322	5,283,652.37	5.76000%	5,275,225.19 5.76000%		8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	9,940.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,239.58	0.00	0.00	0.00	0.00	0.00	5.13	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	557.15	0.00	0.00	0.00
13A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.12	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	1.76	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	42,782.46	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.34	0.00	0.00	0.00
Total	0.00	0.00	27,180.55	0.00	0.00	42,782.46	0.00	0.00	578.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		70,541.51

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30